Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd.	1,800	$38,990

Airlines — 2.4%
ANA Holdings Inc.	12,600	439,855
Japan Airlines Co. Ltd.	15,000	502,222

		942,077

Auto Components — 1.5%
Aisin Seiki Co. Ltd.	3,000	115,960
Bridgestone Corp.	9,000	356,040
Denso Corp.	1,200	52,288
Sumitomo Electric Industries Ltd.	2,400	31,774
Sumitomo Rubber Industries Ltd.	3,000	36,821

		592,883

Automobiles — 4.7%
Honda Motor Co. Ltd.	9,600	267,291
Mazda Motor Corp.	1,800	21,261
Mitsubishi Motors Corp.	3,600	20,137
Nissan Motor Co. Ltd.	69,000	553,425
Subaru Corp.	4,800	117,247
Suzuki Motor Corp.	6,000	272,862
Toyota Motor Corp.	9,000	557,980

		1,810,203

Banks — 6.3%
Aozora Bank Ltd.	12,000	291,879
Japan Post Bank Co. Ltd.	49,200	540,261
Mitsubishi UFJ Financial Group Inc.	39,600	195,520
Mizuho Financial Group Inc.	345,600	538,376
Resona Holdings Inc.	37,200	156,883
Seven Bank Ltd.	35,400	95,989
Sumitomo Mitsui Financial Group Inc.	12,600	454,901
Yamaguchi Financial Group Inc.	21,000	154,613

		2,428,422

Beverages — 2.7%
Asahi Group Holdings Ltd.	9,000	390,222
Coca-Cola Bottlers Japan Holdings Inc.	600	14,745
Kirin Holdings Co. Ltd.	12,000	271,461
Suntory Beverage & Food Ltd.	8,400	369,562

		1,045,990

Building Products — 0.4%
Daikin Industries Ltd.	1,200	151,919

Chemicals — 1.5%
Asahi Kasei Corp.	3,000	30,788
Shin-Etsu Chemical Co. Ltd.	1,800	168,566
Teijin Ltd.	6,000	102,734
Toray Industries Inc.	43,200	294,012

		596,100

Commercial Services & Supplies — 2.3%
Dai Nippon Printing Co. Ltd.	4,200	99,291
Park24 Co. Ltd.	9,600	201,094
Secom Co. Ltd.	6,600	553,363
Toppan Printing Co. Ltd.	1,800	29,107

		882,855

Construction & Engineering — 0.5%
Obayashi Corp.	7,800	76,267
Taisei Corp.	3,000	131,313

		207,580

Security	Shares	Value

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	4,200	$115,582

Diversified Telecommunication Services — 1.3%
Nippon Telegraph & Telephone Corp.	12,000	497,347

Electric Utilities — 2.2%
Chubu Electric Power Co. Inc.	8,400	121,880
Chugoku Electric Power Co. Inc. (The)	26,400	314,548
Kansai Electric Power Co. Inc. (The)	4,200	50,739
Kyushu Electric Power Co. Inc.	16,200	156,655
Tohoku Electric Power Co. Inc.	9,000	102,788
Tokyo Electric Power Co. Holdings Inc.(a)	16,200	91,345

		837,955

Electrical Equipment — 0.5%
Mitsubishi Electric Corp.	1,800	25,568
Nidec Corp.	1,300	184,247

		209,815

Electronic Equipment, Instruments & Components — 0.8%
Hamamatsu Photonics KK	3,000	121,347
Hirose Electric Co. Ltd.	620	71,589
Keyence Corp.	200	124,121

		317,057

Entertainment — 0.9%
Konami Holdings Corp.	1,800	81,778
Nintendo Co. Ltd.	200	68,238
Toho Co. Ltd./Tokyo	4,800	200,619

		350,635

Equity Real Estate Investment Trusts (REITs) — 9.2%
Daiwa House REIT Investment Corp.	156	357,872
Japan Prime Realty Investment Corp.	90	359,596
Japan Real Estate Investment Corp.	96	531,825
Japan Retail Fund Investment Corp.	240	458,990
Nippon Building Fund Inc.	90	579,394
Nippon Prologis REIT Inc.	234	502,141
Nomura Real Estate Master Fund Inc.	234	342,675
United Urban Investment Corp.	276	440,609

		3,573,102

Food & Staples Retailing — 3.2%
Aeon Co. Ltd.	7,800	143,884
FamilyMart UNY Holdings Co. Ltd.	5,400	143,903
Lawson Inc.	8,400	391,434
Seven & i Holdings Co. Ltd.	12,600	436,574
Sundrug Co. Ltd.	1,200	32,065
Tsuruha Holdings Inc.	1,200	102,034

		1,249,894

Food Products — 3.7%
Ajinomoto Co. Inc.	12,600	202,788
Calbee Inc.	1,800	49,454
MEIJI Holdings Co. Ltd.	3,100	243,547
NH Foods Ltd.	5,400	216,727
Nisshin Seifun Group Inc.	4,200	97,444
Nissin Foods Holdings Co. Ltd.	3,600	236,929
Toyo Suisan Kaisha Ltd.	7,200	273,778
Yamazaki Baking Co. Ltd.	9,000	133,495

		1,454,162

Gas Utilities — 1.8%
Osaka Gas Co. Ltd.	19,800	365,333
Toho Gas Co. Ltd.	600	24,673

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Tokyo Gas Co. Ltd.	12,000	$304,593

		694,599

Health Care Equipment & Supplies — 1.2%
Hoya Corp.	3,600	252,606
Terumo Corp.	7,200	216,372

		468,978

Health Care Providers & Services — 0.4%
Medipal Holdings Corp.	1,200	26,882
Suzuken Co. Ltd./Aichi Japan	2,400	137,913

		164,795

Health Care Technology — 0.1%
M3 Inc.	1,200	21,215

Hotels, Restaurants & Leisure — 3.0%
McDonald’s Holdings Co. Japan Ltd.	13,200	610,370
Oriental Land Co. Ltd./Japan	5,000	550,842

		1,161,212

Household Durables — 2.2%
Casio Computer Co. Ltd.	7,800	98,117
Nikon Corp.	8,400	116,902
Panasonic Corp.	10,200	93,506
Rinnai Corp.	1,800	120,889
Sekisui House Ltd.	15,600	251,000
Sony Corp.	3,600	168,469

		848,883

Household Products — 0.6%
Lion Corp.	3,000	61,630
Unicharm Corp.	5,400	176,921

		238,551

Industrial Conglomerates — 0.8%
Keihan Holdings Co. Ltd.	5,400	229,091
Toshiba Corp.	2,400	79,730

		308,821

Insurance — 2.7%
Japan Post Holdings Co. Ltd.	47,400	529,008
MS&AD Insurance Group Holdings Inc.	3,600	111,127
Sompo Holdings Inc.	1,200	44,832
Sony Financial Holdings Inc.	3,600	73,277
Tokio Marine Holdings Inc.	5,400	271,612

		1,029,856

Interactive Media & Services — 0.5%
Yahoo Japan Corp.	68,400	181,786

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.	11,400	126,411

IT Services — 1.3%
Fujitsu Ltd.	1,800	131,475
Nomura Research Institute Ltd.	680	33,153
NTT Data Corp.	16,200	188,218
Otsuka Corp.	3,600	141,252

		494,098

Leisure Products — 2.4%
Bandai Namco Holdings Inc.	4,200	199,865
Sankyo Co. Ltd.	10,800	425,212
Sega Sammy Holdings Inc.	6,000	75,636
Shimano Inc.	1,300	190,142

Security	Shares	Value

Leisure Products (continued)
Yamaha Corp.	600	$30,977

		921,832

Machinery — 1.5%
FANUC Corp.	1,200	223,838
Hoshizaki Corp.	1,200	77,576
Komatsu Ltd.	1,200	30,728
Kurita Water Industries Ltd.	1,200	31,095
Makita Corp.	2,400	87,273
Mitsubishi Heavy Industries Ltd.	3,600	149,366

		599,876

Media — 0.5%
Dentsu Inc.	3,600	146,586
Hakuhodo DY Holdings Inc.	1,800	30,271

		176,857

Multiline Retail — 0.7%
Pan Pacific International Holdings Corp.	1,200	77,253
Ryohin Keikaku Co. Ltd.	600	113,885
Takashimaya Co. Ltd.	7,800	87,472

		278,610

Oil, Gas & Consumable Fuels — 0.5%
Idemitsu Kosan Co. Ltd.	1,200	38,842
Inpex Corp.	5,400	52,412
JXTG Holdings Inc.	18,000	87,386

		178,640

Personal Products — 1.1%
Kao Corp.	4,800	368,786
Shiseido Co. Ltd.	600	46,966

		415,752

Pharmaceuticals — 6.2%
Astellas Pharma Inc.	36,000	487,758
Chugai Pharmaceutical Co. Ltd.	3,600	227,556
Daiichi Sankyo Co. Ltd.	4,800	236,218
Eisai Co. Ltd.	600	34,769
Kyowa Hakko Kirin Co. Ltd.	3,000	58,074
Mitsubishi Tanabe Pharma Corp.	18,000	225,939
Ono Pharmaceutical Co. Ltd.	3,600	67,216
Otsuka Holdings Co. Ltd.	6,000	213,818
Santen Pharmaceutical Co. Ltd.	2,400	36,504
Shionogi & Co. Ltd.	4,200	244,213
Sumitomo Dainippon Pharma Co. Ltd.	1,200	26,397
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	166,142
Takeda Pharmaceutical Co. Ltd.	10,800	398,739

		2,423,343

Professional Services — 0.2%
Recruit Holdings Co. Ltd.	3,000	89,670

Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd.	600	80,081

Road & Rail — 10.3%
Central Japan Railway Co.	3,000	643,637
East Japan Railway Co.	5,600	526,186
Hankyu Hanshin Holdings Inc.	9,000	335,354
Keikyu Corp.	1,200	20,428
Keio Corp.	2,400	144,377
Keisei Electric Railway Co. Ltd.	1,800	62,869
Kintetsu Group Holdings Co. Ltd.	7,800	345,616
Kyushu Railway Co.	13,200	429,037
Nagoya Railroad Co. Ltd.	18,600	502,680

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Odakyu Electric Railway Co. Ltd.	3,000	$70,411
Seibu Holdings Inc.	1,800	29,204
Tobu Railway Co. Ltd.	10,200	287,569
Tokyu Corp.	9,000	146,424
West Japan Railway Co.	6,000	445,091

		3,988,883

Semiconductors & Semiconductor Equipment — 0.2%
Tokyo Electron Ltd.	600	95,057

Software — 0.2%
Oracle Corp. Japan	1,200	81,993

Specialty Retail — 4.6%
ABC-Mart Inc.	6,000	372,795
Fast Retailing Co. Ltd.	300	173,091
Hikari Tsushin Inc.	1,200	221,306
Nitori Holdings Co. Ltd.	2,400	285,522
Shimamura Co. Ltd.	2,400	178,640
USS Co. Ltd.	4,800	91,625
Yamada Denki Co. Ltd.	102,000	482,640

		1,805,619

Technology Hardware, Storage & Peripherals — 3.6%
Canon Inc.	19,200	532,514
FUJIFILM Holdings Corp.	7,800	363,055
NEC Corp.	14,900	501,015
Ricoh Co. Ltd.	1,800	18,149

		1,414,733

Tobacco — 1.4%
Japan Tobacco Inc.	23,400	541,220

Trading Companies & Distributors — 2.7%
ITOCHU Corp.	13,200	237,037
Marubeni Corp.	8,400	59,967

Security	Shares	Value

Trading Companies & Distributors (continued)
Mitsubishi Corp.	9,000	$246,950
Mitsui & Co. Ltd.	21,600	347,927
Sumitomo Corp.	12,000	171,259

		1,063,140

Transportation Infrastructure — 0.4%
Kamigumi Co. Ltd.	6,000	142,869

Wireless Telecommunication Services — 3.0%
KDDI Corp.	22,200	506,389
NTT DOCOMO Inc.	25,200	545,406
SoftBank Group Corp.	1,200	124,499

		1,176,294

Total Common Stocks — 99.1% (Cost: $39,801,827)		38,516,242

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	10,476	10,476

Total Short-Term Investments — 0.0% (Cost: $10,476)		10,476

Total Investments in Securities — 99.1% (Cost: $39,812,303)		38,526,718

Other Assets, Less Liabilities — 0.9%		357,034

Net Assets — 100.0%		$38,883,752

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	400,047	(400,047)	—	$—	$3,222	(a)	$36	$(28)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,545	8,931	10,476	10,476	245		—	—

				$10,476	$3,467		$36	$(28)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$38,516,242	$—	$—	$38,516,242
Money Market Funds	10,476	—	—	10,476

	$38,526,718	$—	$—	$38,526,718

4